Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 226,771	$ 219,379	$ 231,361
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	136,515	119,344	120,660
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	71,531	95,542	86,633
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,576	3,118	17,862
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 149	$ 1,375	$ 6,206